12. Risks and Uncertainties	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Risks and Uncertainties

NOTE 11 – RISKS AND UNCERTAINTIES

Concentration Risk

During the nine months ended September 30, 2020 and 2019, one client represented 26% and 15% of total revenue, respectively. During the three months ended September 30, 2020 and 2019, one client represented 51% and 17% of total revenue, respectively. At September 30, 2020 one client represented 26% of total outstanding receivables. At December 31, 2019, one client represented 15% and another represented 11% of total outstanding accounts receivables.

During the nine months ended September 30, 2020, 27% of the Company’s total purchases were from one vendor. During the nine months ended September 30, 2019, 15% of the Company’s total purchases were from one vendor. During the three months ended September 30, 2020, 48% of the Company’s total purchases were from one vendor. During the three months ended September 30, 2019, 20% of the Company’s total purchases were from one vendor.

Coronavirus Pandemic

The outbreak of COVID-19, a novel strain of coronavirus first identified in China, which has spread across the globe including the U.S., has had an adverse impact on our operations and financial condition. The response to this coronavirus by federal, state and local governments in the U.S. has resulted in significant market and business disruptions across many industries and affecting businesses of all sizes. This pandemic has also caused significant stock market volatility and further tightened capital access for most businesses. Given that the COVID-19 pandemic and its disruptions are of an unknown duration, they could have an adverse effect on our liquidity and profitability.

As a result of these events, we assessed our near-term operations, working capital, finances and capital formation opportunities, and implemented, in late March 2020, a downsizing of our operations and workforce to preserve cash resources and focus our operations on client-centric sales and project management activities. The duration and likelihood of success of this workforce reduction are uncertain; however, we have since rehired several employees who were impacted by the downsizing effort. If this downsizing effort does not meet our expectations, or additional capital is not available, we may not be able to continue our operations. The pandemic and its effects resulted in temporary delays in our projects, however, work on all such projects has resumed. Other factors that will affect our ability to continue operations include the market demand for our products and services, our ability to service the needs of our clients and prospects with a reduced workforce, potential contract cancellations, project scope reductions and project delays, our ability to fulfill our current backlog, management of our working capital, the availability of cash to fund our operations, and the continuation of normal payment terms and conditions for purchase of our products. In light of these extenuating circumstances, there is no assurance that we will be successful in growing and maintaining our business with our clients. If our clients or prospects are unable to obtain project financing and we are unable to increase revenues, or otherwise generate cash flows from operations, we will not be able to successfully execute on the various strategies and initiatives we have set forth in this Report to grow our business.

The ultimate magnitude of COVID-19, including the extent of its impact on our financial and operational results, which could be material, will depend on the length of time that the pandemic continues, its effect on the demand for our products and our supply chain, the effect of governmental regulations imposed in response to the pandemic, as well as uncertainty regarding all of the foregoing. We cannot at this time predict the full impact of the COVID-19 pandemic, but it could have a larger material adverse effect on our business, financial condition, results of operations and cash flows beyond what is discussed within this Report.

NOTE 12 – RISKS AND UNCERTAINTIES

Concentration Risk

During the year ended December 31, 2019, one vendor composed 24% of total purchases. During the year ended December 31, 2018, two unrelated vendors composed 18% and 11% of total purchases.

The Company’s primary suppliers of automated environmental controls and fertigation represented 3% and 46% of total accounts payable outstanding as of December 31, 2019 and 2018, respectively.

During the year ended December 31, 2019, one customer represented 21% of total revenue. During the year ended December 31, 2018, one customer represented 14% of total revenue. At December 31, 2019, one customer represented 15% and another represented 11% of total outstanding accounts receivables. At December 31, 2018, one customer represented 19% and another represented 13% of total outstanding receivables.

Coronavirus Pandemic

In December 2019, a novel strain of coronavirus (COVID-19) was reported to have surfaced in Wuhan, China. In January 2020, this coronavirus spread to other countries, including the United States, and efforts to contain the spread of this coronavirus intensified. In March 2020, the World Health Organization declared the outbreak of the coronavirus a pandemic. We are a business that supplies other Essential Businesses with support and supplies necessary to operate and we therefore are an Essential Business and allowed to continue operating under Stay-At-Home Orders issued by many states and cities. However, the extent to which the coronavirus impacts our results will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact. The outbreak and any preventative or protective actions that governments or we may take in respect of this coronavirus may result in a period of business disruption, reduced customer business and reduced operations. Any resulting financial impact cannot be reasonably estimated at this time but may materially affect our business, financial condition, results of operations, and cash flows. Effects from the COVID-19 pandemic began in the latter portion of the first quarter of 2020; therefore, there was no impact to our 2019 results of operations, financial condition and cash flows.